Significant accounting judgements and estimates (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Trade receivable	$ 64	$ 221	$ 64	$ 221	$ 254
Deferred tax expense			1,936	11	10
Revenue			11	10
Impairment of Intangibles and goodwill				1,600	29,800
Capitalized development costs	54,005	15,586	54,005	15,586	15,236
Deferred tax assets for unused tax losses	3,200	4,400	3,200	4,400	4,100
Unused tax losses	4,644	(1,833)	4,644	(1,833)	(1,226)
Deferred tax assets not recognized	16,650	12,860	16,650	12,860	2,000
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Unused tax losses	65,840	50,350	65,840	50,350	8,020
Deferred tax assets not recognized	16,650	12,860	16,650	12,860
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Capitalized development costs	13,700	13,700	13,700	$ 13,700	$ 11,600
Caret [member]
IfrsStatementLineItems [Line Items]
Capitalized development costs	1,600		$ 1,600
Inventory write down	$ 50	$ 560